ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

December 2, 2016

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Allianz Funds Multi-Strategy Trust (the “Trust”)

(Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectus, dated November 29, 2016, and definitive form of Statement of Additional Information, dated February 1, 2016 (as revised November 29, 2016), for Class R6 shares of AllianzGI Structured Return Fund, a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A (the “Structured Return Amendment”); and

2. the text of the Structured Return Amendment was filed electronically with the Commission on November 28, 2016 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7831 with any questions or comments regarding this matter.

Kind regards,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Debra Rubano, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Angela C. Jaimes, Esq.